Financial instruments	12 Months Ended
Dec. 31, 2021
Financial instruments [Abstract]
Financial instruments
20.	Financial instruments

Financial instruments risk management objectives and policies

The Group’s principal financial assets include trade and other receivables and cash and security deposits that derive directly from its operations or from financing activities.  The Group’s principal financial liabilities comprise the drawn down debt under the loan agreement with Oxford Finance, lease liabilities, trade and other payables and previously the convertible loan from the Gates Foundation and a derivative liability. The main purpose of these financial liabilities is to finance the Group’s operations.

The Group is exposed to interest rate, currency, credit and liquidity risks. The Group’s Board oversees the management of these risks supported by a financial risk committee that advises on financial risks and the appropriate financial risk governance framework.  The financial risk committee provides assurance to the Board that the Group’s financial risk activities are governed by appropriate policies and procedures and that financial risks are identified, measured and managed in accordance with its policies and risk objectives. The most significant financial risks to which the Group is exposed are set out below.

Liquidity risk

The Group’s exposure to liquidity risk arises from its ongoing operational expenditure, which is required to perform its principal activity. The Group continuously monitors the risk of a shortage of funds by assessing expected cash flows, which are used to generate forecast levels of cash and cash equivalents. The Group also considers its foreign currency receivables and the foreign currency cash levels required in dollars and euros as part of these forecasts in order to ensure it has sufficient resources to settle its payable balances. The Group’s objective is to maintain a balance between continuity of funding and flexibility through the use of capital increases or other sources of financing to ensure it continues to have sufficient liquidity.

The following are the contractual maturities of financial assets and liabilities, including estimated interest payments in respect of the interest-bearing loans and borrowings:

At December 31, 2021	Carrying amount £’000	Contractual cash flows £’000	One year or less £’000
Financial assets
Trade receivables	6,047	6,047	6,047
Non-current financial assets	951	951	—
Cash and cash equivalents	237,886	237,886	237,886
Total financial assets	244,884	244,884	243,933
Financial liabilities
Trade payables and accruals	32,393	32,393	32,393
Interest-bearing loans and borrowings (Note 16)	37,226	37,226	—
Total financial liabilities	69,619	69,619	32,393

At December 31, 2020	Carrying amount £’000	Contractual cash flows £’000	One year or less £’000
Financial assets
Trade receivables	1,797	1,797	1,797
Prepayments and accrued income	1,221	1,221	1,221
Long-term security deposit	3,573	3,573	—
Cash and cash equivalents	129,716	129,716	129,716
Total financial assets	136,307	136,307	132,734
Financial liabilities
Trade payables	25,084	25,084	25,084
Interest-bearing loans and borrowings (Note 16)	36,654	51,421	3,354
Total financial liabilities	61,738	76,505	28,438

The maturity of contractual cashflows for the majority of financial assets and liabilities is one year or less in except for the following balances.  Non-current financial assets include long-term security deposits are estimated to be received in more than one year, as at December 31, 2021.

The carrying amount of interest-bearing loans and borrowings has been calculated in accordance with the Group’s loans and borrowings accounting policy which states that all such balances are classified as financial liabilities and are initially recorded at the amount of proceeds received, net of transaction costs. Loans and borrowings are subsequently measured at amortized cost, with the difference between the proceeds, net of transaction costs, and the amount due on redemption being recognized as an expense to the profit and loss account over the period of the relevant loan and borrowings.

The contractual cash flows represent the cash contractually due to Oxford Finance in accordance with the agreement. The contractual maturity for the initial tranche of $50 million drawn down under the agreement is interest-only payments through to November 2023 followed by equal monthly payments of principal and interest through to the maturity date in November 2025.

Credit risk

Credit risk is the risk that a counterparty will not meet its obligations under a financial instrument or customer contract, leading to a financial loss. The Group is exposed to credit risk from its operating activities (primarily trade receivables), including deposits with banks and financial institutions. The Group has assessed the expected credit loss by considering a number of factors including the credit quality of the Group’s counter-parties and the short-term nature of the receivables, and based on these factors, expected credit losses as at December 31, 2021 are not significant and there have been no changes in expected loss allowances in the year ended December 31, 2021.  The Group’s material receivables are from large pharmaceutical companies and healthcare providers. Appropriate due diligence is performed on these organizations before agreements are entered into. There are no significant amounts which are past due at December 31, 2021 or December 31, 2020.

The Group held cash and cash equivalents of £237,886,000 at December 31, 2021 (2020: £129,716,000) which are held with multiple highly rated banks. The Group monitors the credit rating of those banks.

An impairment analysis is performed at each reporting date on an individual basis for major customers. In addition, minor receivables are grouped into homogenous groups and assessed for impairment collectively. The calculation considers actual incurred historical data and other available information about the customer or type of customer in order to generate an estimate of lifetime expected credit losses, which are recognized with the initial recognition of a trade receivable balance. The maximum exposure to credit risk at the reporting date is the carrying value of each class of financial assets disclosed in this Note 20.

The Group determines whether receivable balances should be written off on an individual basis. Balances are written off when there is no reasonable expectation of recovery.

Market risk

Market risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in market prices. Market risk comprises three types of risk: interest rate risk, currency risk and other price risk, such as equity price risk and commodity risk.

Interest rate risk

The Group’s exposure to changes in interest rates relates to investments in deposits and to changes in the interest for overnight deposits. Changes in the general level of interest rates may lead to an increase or decrease in the fair value of these investments. As a result of entering into the Loan Agreement with Oxford Finance, the Group is also exposed to interest rate risk as a variable rate of interest is applied within a defined cap and collar over the term of the debt. A hypothetical 10% change in interest rates during any of the periods presented would not have had a material impact on the Group’s consolidated financial statements.

Financial assets subject to variable interest rates are as follows:

	2021 Carrying amount £’000	2020 Carrying amount £’000
Cash and cash equivalents	237,886	129,716
	237,886	129,716

An increase in Bank of England base rates by 0.5 percentage points would increase the net annual interest income as of December 31, 2021 by £1,189,000 (2020: £649,000). A decrease in Bank of England base rates by 0.5 percentage points would reduce the net annual interest income to all the deposit accounts as of December 31, 2021 by £1,189,000 (2020: £649,000).

Financial liabilities subject to variable interest rates are as follows:

	2021 Carrying amount £’000	2020 Carrying amount £’000
Interest-bearing loans and borrowings	37,226	36,654
	37,226	36,654

Interest-bearing loans and borrowings as at December 31, 2021 represent borrowings under the Oxford Finance agreement bear interest at an annual rate equal to LIBOR plus 8.85%, with a minimum rate of 9.01% and a maximum rate of 12.01%. An increase in LIBOR by 0.5 percentage points would increase the finance cost as of December 31, 2021 by £185,000 (2020: £183,000). A decrease in LIBOR by 0.5 percentage points would hypothetically reduce the finance cost as of December 31, 2021 by £183,000 (2020: £183,000); however, the Oxford Finance Agreement has a minimum interest rate of 9.01%, and therefore the effect of a reduction in LIBOR is both hypothetical and immaterial.

Interest-bearing loans and borrowings as at December 31, 2020 represent the $40 million convertible loan with the Gates Foundation in which the first tranche of $25 million was received on September 13, 2017. This first tranche bore interest at an annual rate of 2% for the first year and subsequently interest free. This convertible loan was converted into series B shares in March 2020 (see Note 15).

Foreign currency risk

Foreign currency risk is the risk that the fair value or future cash flows of a financial instrument will fluctuate because of changes in foreign exchange rates. The Group’s exposure to the risk of changes in foreign exchange rates relates primarily to the Group’s operating activities in the United States and outsourced supplier agreements denominated in currencies other than pound sterling. The Group minimizes foreign currency risk by maintaining cash and cash equivalents of each currency at levels sufficient to meet foreseeable expenditure.

Financial assets and liabilities in foreign currencies are as follows:

	2021 Carrying amount £’000	2020 Carrying amount £’000
Financial assets at amortized cost:
Deposits and non-current assets	—	4,036
Cash and cash equivalents	134,935	92,844
Trade and other receivables	3,628	—
	138,563	96,880
Financial liabilities at amortized cost:
Trade payables	15,589	13,779
Accruals	16,174
Interest-bearing loans and borrowings (Note 16)	37,226	36,654
	68,989	50,433

A five percentage point increase in exchange rates would reduce the carrying value of net financial assets and liabilities held in foreign currencies at December 31, 2021 by £2,598,000 (2020: £2,869,000 decrease). A five percentage point decrease in exchange rates would increase the carrying value of net financial assets and liabilities held in foreign currencies at December 31, 2021 by £2,598,000 (2020: £2,869,000 increase).

Disclosure of financial assets and liabilities

Fair value of financial assets
	2021		2020
	Carrying amount £’000	Fair value £’000	Carrying amount £’000	Fair value £’000
Financial assets at amortized cost:
Trade receivables	6,047	6,047	1,797	1,797
Current deposits and accrued income	—	—	1,221	1,221
Non-current financial assets and other receivables	951	951	3,573	3,573
Cash and cash equivalents	237,886	237,886	129,716	129,716
Total financial assets at amortized cost	244,884	244,884	136,307	136,307

Fair value of financial liabilities	2021		2020
	Carrying amount	Fair value	Carrying amount	Fair value
	£’000	£’000	£’000	£’000
Financial liabilities at amortized cost
Trade payables and accruals	32,393	32,393	25,084	25,084
Interest-bearing loans and borrowings (Note 16)	37,226	37,226	36,654	36,654
Total financial liabilities	69,619	69,619	61,738	61,738

The carrying amount of all financial assets and financial liabilities, excluding the embedded derivative asset and the derivative liability, approximates their fair value because of the short maturities of these instruments.

Interest bearing loans and borrowings

On November 6, 2020, the Group entered into a loan and security agreement, or the Oxford Finance Agreement for the provision of up to $100 million debt financing to fund the Group’s working capital and other general corporate needs. The loan is subject to funding in three tranches, of which the first tranche of $50 million was received on signing the Loan Agreement. The second tranche of $25 million can be drawn down upon tebentafusp receiving Biologics License Application approval from the FDA prior to June 30, 2022 and the third and final tranche of $25 million can be drawn down at the sole discretion of Oxford Finance.

Borrowings under the Oxford Finance Agreement bear interest at an annual rate equal to LIBOR plus 8.85%, with a minimum rate of 9.01% and a maximum rate of 12.01%. Borrowings under the Loan Agreement are repayable in monthly interest-only payments through November 2023. The interest only period may be extended for an additional twelve months upon tebentafusp receiving BLA approval from the FDA. The ultimate interest-only period will be followed by equal monthly payments of principal and interest to the maturity date in November 2025. The Group’s obligations under the Oxford Finance Agreement may be prepaid in part or part at any time; provided that the Group may prepay in full or in part a minimum of $10 million of the Group’s obligations together with accrued interest and a prepayment fee. The Group’s obligations under the Oxford Finance Agreement are secured by substantially all the Group’s current and future assets, including the Group’s intellectual property.

The Oxford Finance Agreement contains customary representations and warranties and customary affirmative and negative covenants applicable to the Group, including limitations on the Group’s ability to dispose of assets, enter into merger, consolidation or acquisition transactions and incur additional debt. The Oxford Finance Agreement includes customary events of default, including but not limited to the non-payment of principal or interest, violations of covenants and material adverse changes. Upon an event of default, the lender may, among other things, accelerate the loans and foreclose on the collateral.

Trade and other receivables, cash and cash equivalents and trade and other payables

For trade and other receivables, cash and cash equivalents and trade and other payables with a remaining life of less than one year, the nominal amount is deemed to reflect fair value.

Other non-current financial assets

Included within other non-current financial assets are long-term deposits representing lease security deposits for buildings, the balance at December 31, 2021 is £786,000 (2020: £786,000) and £145,000 for a legal settlement.

Changes in liabilities arising from financing activities

Movements relating to finance costs are set out in Note 7 and the changes in cash flows from financing activities related to the Group’s liabilities are outlined in the Consolidated Statement of Cash Flows.

Interest costs and cash outflows on the Oxford Finance Agreement increased in the year ended December 31, 2021 following a full year of interest being incurred and paid on the loan. As a result, there was no material change on year in the  loan liability of £37,226,000 and £36,654,000 as at December 31, 2021 and 2020 respectively. There was an increase in cash from financing activities relating to the loan in the year ended December 31, 2020, which reflects the initial draw-down of $50 million under the agreement.

In the year ended December 31, 2020 the Foundation Loan was converted to Series B shares as set out in Note 15. A derivative liability associated with the Foundation Loan was also derecognized during the year ended December 31, 2020 as set out in Note 6.

Interest costs on lease liabilities are set out in Note 7 and Note 12, and lease payments, which are classified as outflows from financing activities, are presented in the Consolidated Statement of Cash Flows. In the year ended December 31, 2020 there was also a reduction in lease liabilities following the termination of the lease term for leasehold properties as set out in Note 12, and details of lease remeasurements are also set out in Note 12. There was no material change on year in the lease liability balances of £26,610,000 and £27,233,000 as at December 31, 2021 and 2020 respectively.

The effect of foreign exchange movements on our liabilities was not material in the years ended December 31, 2021 and 2020, and the potential impact of foreign exchange rates on our financial liabilities is illustrated further above in this note under ‘Foreign Currency Risk’.